SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Product Information [Line Items]
Cash	$ 5,942	$ 28,618
Income tax likelihood description	more than 50 percent likely	more than 50 percent likely
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Other Income [Member] | Operator Concentration Risk [Member] | Operator [Member]
Product Information [Line Items]
Concentration of risk, percentage	100.00%	100.00%	100.00%